Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000049879
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,011	$ 12,817	$ 12,812	$ 12,857	$ 12,862	$ 12,796	$ 12,747	$ 12,631	$ 12,533	$ 12,491	$ 12,401	$ 12,328	$ 12,303	$ 12,199	$ 12,127	$ 12,040	$ 11,953	$ 11,914	$ 11,736	$ 11,559	$ 11,582	$ 11,529	$ 11,403	$ 11,284	$ 11,017	$ 11,106	$ 11,005	$ 11,005	$ 10,977	$ 10,695	$ 10,648	$ 10,513	$ 10,371	$ 10,667	$ 10,508	$ 10,269	$ 10,519	$ 10,824	$ 10,837	$ 10,836	$ 10,904	$ 10,890	$ 10,820	$ 10,846	$ 10,832	$ 10,777	$ 10,735	$ 10,761	$ 10,733	$ 10,678	$ 10,623	$ 10,648	$ 10,594	$ 10,512	$ 10,391	$ 10,190	$ 10,187	$ 10,172	$ 10,050	$ 9,851	$ 9,848	$ 9,542	$ 9,277	$ 10,250	$ 10,435	$ 10,435	$ 10,306	$ 10,229	$ 10,254	$ 10,187	$ 10,209	$ 10,118	$ 10,103	$ 10,150	$ 9,999	$ 10,035	$ 9,873	$ 9,615	$ 9,860	$ 9,958	$ 9,982	$ 9,923	$ 9,877	$ 9,808	$ 9,827	$ 9,822	$ 9,783	$ 9,767	$ 9,764	$ 9,686	$ 9,679	$ 9,672	$ 9,629	$ 9,644	$ 9,704	$ 9,626	$ 9,640	$ 9,620	$ 9,582	$ 9,590	$ 9,565	$ 9,550	$ 9,457	$ 9,431	$ 9,384	$ 9,325	$ 9,300	$ 9,242	$ 9,250	$ 9,215	$ 9,048	$ 8,894	$ 9,021	$ 9,149	$ 9,279	$ 9,373	$ 9,425	$ 9,529	$ 9,633	$ 9,631	$ 9,725
C000049880
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,408	12,235	12,236	12,282	12,294	12,240	12,200	12,097	12,027	11,978	11,899	11,852	11,820	11,727	11,680	11,589	11,512	11,482	11,317	11,169	11,183	11,139	11,025	10,917	10,666	10,759	10,668	10,675	10,653	10,387	10,348	10,223	10,092	10,385	10,238	10,012	10,261	10,563	10,582	10,588	10,660	10,652	10,591	10,637	10,629	10,582	10,547	10,566	10,545	10,498	10,464	10,482	10,434	10,361	10,261	10,058	10,074	10,065	9,939	9,748	9,752	9,456	9,201	10,167	10,355	10,361	10,240	10,170	10,201	10,141	10,169	10,085	10,075	10,129	9,985	10,027	9,872	9,621	9,883	9,986	10,005	9,952	9,923	9,861	9,873	9,887	9,854	9,844	9,835	9,775	9,762	9,773	9,735	9,756	9,811	9,738	9,770	9,744	9,712	9,726	9,717	9,697	9,620	9,588	9,546	9,504	9,473	9,431	9,445	9,415	9,251	9,089	9,224	9,359	9,509	9,600	9,669	9,782	9,894	9,898	10,000
C000049881
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 13,599	13,377	13,388	13,434	13,436	13,365	13,312	13,171	13,084	13,022	12,943	12,864	12,837	12,727	12,650	12,541	12,449	12,407	12,219	12,049	12,056	11,999	11,867	11,757	11,477	11,553	11,462	11,461	11,416	11,135	11,084	10,928	10,779	11,086	10,934	10,669	10,942	11,244	11,256	11,253	11,323	11,306	11,233	11,273	11,256	11,198	11,153	11,164	11,134	11,076	11,031	11,042	10,984	10,898	10,785	10,561	10,571	10,553	10,412	10,204	10,200	9,895	9,619	10,614	10,804	10,802	10,668	10,586	10,611	10,541	10,562	10,467	10,449	10,497	10,340	10,375	10,207	9,939	10,203	10,290	10,314	10,252	10,215	10,131	10,149	10,143	10,101	10,084	10,079	9,997	9,989	9,993	9,947	9,961	10,010	9,928	9,941	9,919	9,879	9,886	9,859	9,843	9,745	9,718	9,667	9,606	9,579	9,529	9,525	9,499	9,326	9,154	9,285	9,415	9,548	9,644	9,696	9,802	9,908	9,916	10,000
C000049882
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,371,820	1,351,130	1,350,298	1,354,718	1,354,933	1,347,669	1,342,211	1,329,751	1,319,142	1,314,500	1,304,710	1,296,725	1,293,868	1,282,626	1,274,804	1,265,384	1,256,050	1,250,045	1,232,633	1,213,830	1,215,949	1,210,143	1,196,746	1,183,944	1,155,699	1,164,831	1,153,985	1,153,775	1,150,609	1,120,748	1,115,615	1,101,226	1,086,143	1,115,492	1,100,095	1,074,788	1,100,745	1,132,393	1,133,522	1,133,172	1,140,066	1,138,306	1,130,802	1,133,344	1,131,581	1,125,569	1,120,970	1,123,461	1,118,891	1,114,320	1,108,351	1,110,768	1,104,833	1,096,103	1,083,214	1,062,089	1,061,600	1,059,732	1,046,883	1,025,875	1,025,391	993,351	965,569	1,066,637	1,084,280	1,084,015	1,070,394	1,063,488	1,065,850	1,058,743	1,059,496	1,051,123	1,047,972	1,054,001	1,038,129	1,040,320	1,024,643	997,649	1,022,791	1,032,717	1,035,050	1,028,733	1,023,679	1,016,393	1,016,822	1,017,370	1,013,110	1,011,302	1,010,760	1,002,496	1,000,340	1,000,631	995,975	997,238	1,003,292	994,970	996,227	993,910	989,842	990,484	987,628	985,941	976,102	973,262	968,129	961,880	959,086	952,888	953,555	949,688	933,484	916,232	929,201	942,119	955,347	964,857	969,938	980,498	990,970	991,646	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,099	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,807	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,099	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,807	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,099	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,807	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,159,562	1,167,924	1,163,352	1,162,914	1,137,879	1,131,874	1,150,706	1,138,667	1,167,623	1,152,196	1,135,874	1,109,949	1,099,539	1,081,209	1,109,226	1,099,077	1,114,828	1,117,898	1,076,684	1,030,037	1,046,553	1,073,841	1,080,744	1,081,498	1,085,369	1,097,317	1,090,707	1,063,687	1,091,919	1,059,330	1,064,130	1,026,384	1,039,853	1,086,810	1,118,413	1,091,737	1,109,137	1,102,031	1,145,501	1,178,234	1,191,527	1,217,763	1,220,887	1,217,286	1,217,622	1,228,256	1,230,599	1,216,992	1,208,501	1,204,566	1,195,125	1,210,237	1,227,970	1,236,838	1,235,136	1,223,134	1,228,620	1,229,294	1,239,297	1,221,058	1,213,414	1,207,791	1,186,696	1,193,721	1,172,616	1,150,476	1,151,278	1,151,864	1,148,405	1,154,554	1,125,393	1,122,923	1,108,996	1,089,653	1,089,374	1,068,850	1,069,470	1,058,232	1,039,142	1,032,976	1,041,204	1,047,952	1,041,252	1,041,004	1,042,286	1,034,900	1,042,655	1,036,011	1,045,926	1,058,112	1,053,278	1,054,632	1,054,021	1,059,065	1,049,650	1,045,153	1,046,206	1,038,215	1,030,264	1,030,805	1,023,923	1,021,918	1,020,479	1,045,202	1,053,258	1,053,875	1,055,082	1,048,453	1,029,947	1,029,683	1,025,746	1,016,420	1,009,260	995,560	998,788	1,001,434	1,001,268	994,541	995,971	989,096	1,000,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Account Value	16,318	16,068	16,077	16,127	16,110	16,000	15,910	15,779	15,645	15,534	15,436	15,331	15,278	15,136	15,045	14,918	14,784	14,685	14,447	14,273	14,275	14,139	13,975	13,798	13,493	13,517	13,377	13,381	13,304	12,958	12,905	12,753	12,627	12,921	12,729	12,463	12,739	13,074	13,046	13,039	13,107	13,059	12,976	12,997	12,962	12,880	12,819	12,820	12,773	12,699	12,634	12,635	12,561	12,413	12,249	11,982	11,958	11,882	11,707	11,483	11,353	10,938	10,467	11,945	12,105	12,037	11,848	11,779	11,832	11,777	11,810	11,716	11,688	11,713	11,523	11,543	11,362	11,080	11,369	11,473	11,476	11,398	11,352	11,269	11,256	11,237	11,191	11,159	11,137	11,031	10,988	10,975	10,910	10,867	10,872	10,798	10,802	10,763	10,716	10,707	10,654	10,595	10,474	10,446	10,360	10,272	10,195	10,051	10,049	9,960	9,767	9,505	9,555	9,618	9,720	9,806	9,824	9,888	9,958	9,958	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Account Value	16,318	16,068	16,077	16,127	16,110	16,000	15,910	15,779	15,645	15,534	15,436	15,331	15,278	15,136	15,045	14,918	14,784	14,685	14,447	14,273	14,275	14,139	13,975	13,798	13,493	13,517	13,377	13,381	13,304	12,958	12,905	12,753	12,627	12,921	12,729	12,463	12,739	13,074	13,046	13,039	13,107	13,059	12,976	12,997	12,962	12,880	12,819	12,820	12,773	12,699	12,634	12,635	12,561	12,413	12,249	11,982	11,958	11,882	11,707	11,483	11,353	10,938	10,467	11,945	12,105	12,037	11,848	11,779	11,832	11,777	11,810	11,716	11,688	11,713	11,523	11,543	11,362	11,080	11,369	11,473	11,476	11,398	11,352	11,269	11,256	11,237	11,191	11,159	11,137	11,031	10,988	10,975	10,910	10,867	10,872	10,798	10,802	10,763	10,716	10,707	10,654	10,595	10,474	10,446	10,360	10,272	10,195	10,051	10,049	9,960	9,767	9,505	9,555	9,618	9,720	9,806	9,824	9,888	9,958	9,958	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Account Value	16,318	16,068	16,077	16,127	16,110	16,000	15,910	15,779	15,645	15,534	15,436	15,331	15,278	15,136	15,045	14,918	14,784	14,685	14,447	14,273	14,275	14,139	13,975	13,798	13,493	13,517	13,377	13,381	13,304	12,958	12,905	12,753	12,627	12,921	12,729	12,463	12,739	13,074	13,046	13,039	13,107	13,059	12,976	12,997	12,962	12,880	12,819	12,820	12,773	12,699	12,634	12,635	12,561	12,413	12,249	11,982	11,958	11,882	11,707	11,483	11,353	10,938	10,467	11,945	12,105	12,037	11,848	11,779	11,832	11,777	11,810	11,716	11,688	11,713	11,523	11,543	11,362	11,080	11,369	11,473	11,476	11,398	11,352	11,269	11,256	11,237	11,191	11,159	11,137	11,031	10,988	10,975	10,910	10,867	10,872	10,798	10,802	10,763	10,716	10,707	10,654	10,595	10,474	10,446	10,360	10,272	10,195	10,051	10,049	9,960	9,767	9,505	9,555	9,618	9,720	9,806	9,824	9,888	9,958	9,958	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Account Value	$ 1,631,771	$ 1,606,814	$ 1,607,676	$ 1,612,730	$ 1,611,025	$ 1,599,970	$ 1,590,973	$ 1,577,930	$ 1,564,468	$ 1,553,386	$ 1,543,592	$ 1,533,136	$ 1,527,800	$ 1,513,586	$ 1,504,534	$ 1,491,825	$ 1,478,383	$ 1,468,470	$ 1,444,666	$ 1,427,258	$ 1,427,517	$ 1,413,909	$ 1,397,535	$ 1,379,800	$ 1,349,251	$ 1,351,734	$ 1,337,665	$ 1,338,085	$ 1,330,411	$ 1,295,846	$ 1,290,542	$ 1,275,266	$ 1,262,718	$ 1,292,149	$ 1,272,926	$ 1,246,348	$ 1,273,943	$ 1,307,389	$ 1,304,558	$ 1,303,935	$ 1,310,665	$ 1,305,916	$ 1,297,623	$ 1,299,696	$ 1,296,240	$ 1,287,965	$ 1,281,878	$ 1,282,048	$ 1,277,317	$ 1,269,941	$ 1,263,448	$ 1,263,480	$ 1,256,099	$ 1,241,339	$ 1,224,856	$ 1,198,185	$ 1,195,753	$ 1,188,218	$ 1,170,731	$ 1,148,258	$ 1,135,335	$ 1,093,819	$ 1,046,700	$ 1,194,456	$ 1,210,453	$ 1,203,727	$ 1,184,824	$ 1,177,903	$ 1,183,226	$ 1,177,732	$ 1,180,978	$ 1,171,586	$ 1,168,754	$ 1,171,294	$ 1,152,263	$ 1,154,278	$ 1,136,193	$ 1,107,977	$ 1,136,910	$ 1,147,260	$ 1,147,616	$ 1,139,780	$ 1,135,225	$ 1,126,897	$ 1,125,599	$ 1,123,705	$ 1,119,081	$ 1,115,937	$ 1,113,726	$ 1,103,109	$ 1,098,758	$ 1,097,484	$ 1,090,959	$ 1,086,710	$ 1,087,189	$ 1,079,760	$ 1,080,223	$ 1,076,288	$ 1,071,610	$ 1,070,749	$ 1,065,403	$ 1,059,475	$ 1,047,365	$ 1,044,600	$ 1,036,048	$ 1,027,174	$ 1,019,518	$ 1,005,140	$ 1,004,927	$ 996,047	$ 976,659	$ 950,466	$ 955,500	$ 961,780	$ 971,986	$ 980,576	$ 982,369	$ 988,790	$ 995,755	$ 995,817	$ 1,000,000